UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22107

Name of Registrant: SEI STRUCTURED CREDIT FUND, LP

Address of Principal Executive Offices:
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:
            Timothy D. Barto, Esquire
	       SEI Structured Credit Fund, LP
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code: 1-800-342-5734

Date of fiscal year end:
            		Dec 31

Date of reporting period:
            07/01/2017    -   06/30/2018

Registrant : SEI STRUCTURED CREDIT FUND, LP
Fund Name : Structured Credit Fund

________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          05/14/2018            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authority to Sell        Mgmt       For        For        For
            Shares Below Net
            Asset
            Value

________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          05/14/2018            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Steve Barlett      Mgmt       For        For        For
2          Elect Robert L. Rosen    Mgmt       For        Against    Against
3          Elect Bennett Rosenthal  Mgmt       For        For        For
4          Ratification of Auditor  Mgmt       For        For        For


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Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	       Structured Credit Fund
By: 		            Robert A. Nesher
Name:                 /s/Robert A. Nesher
Title:                President
Date:                 Aug 31 2018